Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of other operating income

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Gain from farmout agreement (1)	18,218	9,050	—
Other services charges (2)	8,480	4,236	4,190
Gain from assets disposal (3)	—	9,999	—
Bargain purchase on business combination (Note 31)	—	—	1,383

Total other operating income	26,698	23,285	5,573

(1)
The years ended December 31, 2022 and 2021, including 20,000 and 10,000 of payments received by Trafigura, related to the farmout agreement celebrated on June 28, 2021 (“farmout agreement I”) (see Note 29.3.2.1), net of disposals of oil and gas properties and goodwill for 1,654 and 882, and 128 and 68, respectively (see Note 13 and 14).

(2)	Services not directly related to the Company’s main activity.
(3)
The year ended December 31, 2021 including: (i) 9,788 related to the transfer of the working interest in CASO (see Note 29.3.4); (ii) 198 related to Mexico exploratory assets transfer (see Note 29.3.11) and ; (iii) 13 related to the expiration of Sur Rio Deseado Este exploitation concession (see Note 29.3.9).

Schedule of other operating expenses

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Provision for environmental remediation (1) (Note 22.2)	(2,133)	(1,029)	(463)
Restructuring and reorganization expenses (2)	(531)	(2,284)	(4,886)
Provision for contingencies (1) (Note 22.3)	(379)	(652)	(267)
Provision for materials and spare parts obsolescence (1)	(278)	(249)	627

Total other operating expenses	(3,321)	(4,214)	(4,989)

(1)	These transactions did not generate cash flows.
(2)	The Company booked restructuring expenses including payments, fees and transaction costs related to the changes in the Group’s structure.